Commitments and Contingencies	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies [Abstract]
Commitments and Contingencies

23.Commitments and Contingencies

COMMITMENTS

The following table outlines the Company’s commitments as at December 31, 2013:

	Expected Future Payments
(undiscounted)	2014	2015	2016	2017	2018	Thereafter	Total

Transportation and Processing	$967	$985	$896	$896	$848	$4,379	$8,971
Drilling and Field Services	292	106	71	41	38	35	583
Operating Leases	47	43	38	31	28	38	225
Total	$1,306	$1,134	$1,005	$968	$914	$4,452	$9,779

CONTINGENCIES

Encana is involved in various legal claims and actions arising in the course of the Company’s operations.  Although the outcome of these claims cannot be predicted with certainty, the Company does not expect these matters to have a material adverse effect on Encana’s financial position, cash flows or results of operations.  If an unfavourable outcome were to occur, there exists the possibility of a material adverse impact on the Company’s consolidated net earnings or loss in the period in which the outcome is determined.  Accruals for litigation and claims are recognized if the Company determines that the loss is probable and the amount can be reasonably estimated.  The Company believes it has made adequate provision for such legal claims.